COMMON STOCK/PAID IN CAPITAL (Details Narrative) - USD ($)				1 Months Ended							2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 02, 2019	Jun. 01, 2018	May 01, 2018	Sep. 30, 2018	Aug. 31, 2018	Dec. 31, 2017	Oct. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Mar. 06, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	May 31, 2018
Stock issued				4,000,000
Number of warrants issued				2,000,000
Term	3 years 9 months	4 years 3 months	4 years 3 months													7 years	4 years
Warrant exercise price				$ 0.15												$ 0.15
Common stock, authorized				1,500,000,000								1,500,000		1,500,000		1,500,000,000	975,000,000		975,000,000
Preferred stock, authorized				50,000,000								50,000,000		50,000,000		50,000,000	50,000,000
Proceeds from issuance of common shares and warrants					$ 970,000
Peoceeds from share issue				$ 231,000								$ 259,000
Proceeds from warrants issue				$ 80,000								259,000
Debt discount														$ 11,449	$ 175,634	$ 254,501	$ 810,540
Loss on Debt Extinguishment												$ (5,099,340)	$ (217,141)	$ (5,099,340)	$ (217,141)	$ (526,459)	$ (89,701)
Delek GOM [Member]
Number of warrants issued											238,000,000
Fair value of warrants											$ 10,000,000
Private Placement [Member]
Common stock, authorized												19,300,000		19,300,000
March 2017 Promissory Notes [Member] | Private Placement [Member]
Number of warrants issued								1,100,000
Term								5 years
Warrant exercise price								$ 0.10				$ 0.10		$ 0.10
Common stock issued for cash, shares								1,000,000
Dec 2016 Promissory Notes [Member] | Private Placement [Member]
Number of warrants issued									550,000
Term									5 years
Warrant exercise price									$ 0.10
Common stock issued for cash, shares									500,000
Dec 2017 Promissory Notes [Member] | Private Placement [Member]
Number of warrants issued						1,100,000
Term						5 years
Warrant exercise price						$ 0.10
Common stock issued for cash, shares						1,000,000
Oct 2017 Promissory Notes [Member] | Private Placement [Member]
Number of warrants issued							1,100,000
Term							5 years
Warrant exercise price							$ 0.10
Common stock issued for cash, shares							1,000,000
June 2016 Warrants [Member]
Warrant exercise price				$ 0.03												$ 0.03
Fair value of warrants				$ 431,527												$ 431,527
Warrants [Member] | Delek GOM [Member]
Debt discount											5,000,000
Loss on Debt Extinguishment											$ 5,000,000
Warrants [Member] | Private Placement [Member]
Common stock, authorized												9,700,000		9,700,000
Warrants [Member] | March 2017 Promissory Notes [Member] | Private Placement [Member]
Term												3 years
Number of warrants exercised												417,000
Warrants [Member]
Number of warrants issued										27,900,000								26,200,000
Term										3 years								3 years
Warrant exercise price										$ 0.03
Fair value of warrants										$ 452,422